Other Non-Current Assets (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Non-Current Assets [Abstract]
Debt issuance costs, gross	$ 9,000,000	$ 8,000,000
Accumulated amortization of debt issuance costs	5,500,000	4,200,000
Workers' compensation insurance receivable	$ 4,327,000	$ 3,829,000